UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file numbe                           811-21940

EIP Investment Trust
(Exact name of registrant as specified in charter)

c/o Energy Income Partners, LLC
 10 Wright Street
Westport, CT 06880
(Address of principal executive offices) (Zip code)

Bruno Dos Santos
c/o Energy Income Partners, LLC
10 Wright Street
Westport, CT 06880
(Name and address of agent for service)

Registrant’s telephone number, including area code:                    203-349-8232

Date of fiscal year end:   October 31

Date of reporting period: January 31, 2020

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached here within.

EIP Growth and Income Fund		January 31, 2020
Schedule of Investments (unaudited)

Shares		Value
MASTER LIMITED PARTNERSHIPS - 33.66%
	Consumer Cyclicals - 1.48%
112,100	Westlake Chemical Partners, LP	$2,535,702
	Energy - 32.18%
15,380	Alliance Resource Partners, LP	139,035
32,300	BP Midstream Partners, LP	466,089
351,281	Energy Transfer, LP	4,422,630
427,754	Enterprise Products Partners, LP	11,023,221
110,018	Holly Energy Partners, LP	2,511,711
103,740	Magellan Midstream Partners, LP	6,367,561
15,760	MPLX, LP	379,028
158,340	NextEra Energy Partners, LP (a)	8,988,962
92,660	Phillips 66 Partners, LP	5,414,124
401,890	Plains GP Holdings, LP, Class A (a)	6,691,469
77,560	Shell Midstream Partners, LP	1,524,054
177,332	TC PipeLines, LP	7,079,093
		55,006,977
	TOTAL MASTER LIMITED PARTNERSHIPS (Cost $55,916,549)	57,542,679

UNITED STATES COMMON STOCKS - 36.08%
	Energy - 12.11%
182,249	Enbridge, Inc.	7,412,067
63,423	Equitrans Midstream Corp.	613,300
294,230	Kinder Morgan, Inc.	6,140,580
49,502	ONEOK, Inc.	3,706,215
136,970	The Williams Companies, Inc.	2,833,909
		20,706,071
	Financial - 0.20%
7,240	CorEnergy Infrastructure Trust, Inc., REIT	330,144
	Utilities - 23.77%
37,720	Alliant Energy Corp.	2,239,059
14,930	American Electric Power Co., Inc.	1,556,005
39,280	CMS Energy Corp.	2,691,073
10,800	Dominion Energy, Inc.	926,100
22,730	Duke Energy Corp.	2,219,130
35,740	Eversource Energy	3,303,806
83,040	Exelon Corp.	3,951,874
33,930	NextEra Energy, Inc.	9,100,026
56,460	PPL Corp.	2,043,287
115,020	Public Service Enterprise Group, Inc.	6,809,184
3,270	Sempra Energy	525,293
420	The Southern Co.	29,568
26,190	WEC Energy Group, Inc.	2,616,119
37,950	Xcel Energy, Inc.	2,625,760
		40,636,284
	TOTAL UNITED STATES COMMON STOCKS (Cost $52,349,213)	61,672,499

CANADIAN COMMON STOCKS - 16.49%
	Energy - 11.19%
83,590	Inter Pipeline Ltd.	1,392,746
54,900	Keyera Corp.	1,432,444
297,520	TC Energy Corp.	16,310,047
		19,135,237
	Utilities - 5.30%
47,530	Atco Ltd., Class I	1,853,936
53,820	Canadian Utilities Ltd., Class A	1,647,053
46,670	Emera, Inc.	2,079,237
77,160	Fortis, Inc.	3,365,328
5,060	Hydro One Ltd.	102,852
		9,048,406
	TOTAL CANADIAN COMMON STOCKS (Cost $23,281,183)	28,183,643

Par Value
UNITED STATES TREASURY OBLIGATIONS - 9.26%
	United States Treasury Notes - 9.26%
$ 15,500,000	2.750%, 09/15/2021 (b)	15,835,732
	TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $15,497,155)	15,835,732

Shares
SHORT TERM INVESTMENTS - 9.52%
	Money Market Funds - 9.52%
16,268,863	First American Treasury Obligations, Class Z,
	Effective Yield, 1.45% (c)	16,268,863
	TOTAL SHORT TERM INVESTMENTS (Cost $16,268,863)	16,268,863

	Total Investments in Securities (Cost $163,312,963) - 105.01%	179,503,416
	Liabilities in Excess of Other Assets - (5.01)%	(8,556,666)
	NET ASSETS - 100.00%	$170,946,750

(a)	Organized as a limited partnership and has elected to be treated as a corporation for U.S. federal income tax purposes.
(b)	All or a portion of this security is pledged as collateral for securities sold short.
(c)	Seven-day yield as of January 31, 2020.
REIT	Real Estate Investment Trust

Schedule of Securities Sold Short (unaudited)
The amount of $700,408 in cash was segregated with the custodian to cover the following security sold short at January 31, 2020: BNP Paribas Prime Brokerage, Inc. is the counterparty to the below security sold short.

Par Value		Value
UNITED STATES TREASURY OBLIGATIONS - (9.18)%
	United States Treasury Notes - (9.18)%
$ 15,500,000	2.000%, 12/31/2021	$(15,689,209)
	TOTAL SECURITIES SOLD SHORT (Proceeds $15,203,613)	$(15,689,209)

Schedule of Total Return Swaps (unaudited)
For each of the following total return swaps the Fund receives total return on reference entity, the counterparty is BNP Paribas Prime Brokerage, Inc., the payment frequency is monthly, the financing rate is 1 month LIBOR (London Interbank Offer Rate) + 90 basis points and there were no upfront premiums paid or received.

The amount of $3,565,000 in cash was segregated with the custodian to cover the following total return swaps outstanding at January 31, 2020:

Long Total Return Equity Swaps	Expiration Date	Notional Amount(1)	Unrealized Appreciation (Depreciation)(2)
American Water Works Co., Inc.
	02/20/2020	$116,730	$8,433
	03/18/2020	12,688	917
	04/17/2020	65,978	4,766
	05/19/2020	107,848	7,791
	07/17/2020	95,160	6,875
	08/19/2020	85,010	6,142
	10/19/2020	24,107	1,742
	11/18/2020	12,688	917
	12/17/2020	284,211	20,533
	01/20/2021	60,902	4,400
	02/18/2021	12,688	917
	03/17/2021	50,752	3,666
Atmos Energy Corp.
	02/20/2020	179,725	4,965
	03/18/2020	11,375	314
	04/17/2020	129,675	3,582
	05/19/2020	159,250	4,399
	07/17/2020	141,050	3,897
	08/19/2020	11,375	314
	10/19/2020	4,550	126
	11/18/2020	19,338	534
	12/17/2020	335,563	9,269
	01/20/2021	45,500	1,257
	02/18/2021	22,750	628
	03/17/2021	45,500	1,257
Chesapeake Utilities Corp.
	12/17/2020	140,343	2,840
	01/20/2021	37,676	763
Energy Transfer, LP
	02/20/2020	1,012,500	(69,486)
	03/18/2020	16,200	(1,112)
	05/19/2020	32,400	(2,223)
	07/17/2020	11,340	(778)
	08/19/2020	129,870	(8,912)
	11/18/2020	8,910	(611)
	12/17/2020	102,060	(7,003)

01/20/2021	439,209	(30,139)
02/18/2021	32,400	(2,223)
03/17/2021	35,100	(2,409)
IDACORP, Inc.
02/20/2020	118,987	4,278
03/18/2020	10,817	389
04/17/2020	89,781	3,228
05/19/2020	118,987	4,278
07/17/2020	5,409	194
08/19/2020	19,471	700
10/19/2020	28,124	1,011
11/18/2020	20,553	739
12/17/2020	329,919	11,861
01/20/2021	58,412	2,100
02/18/2021	10,817	389
03/17/2021	43,268	1,556
Kinder Morgan, Inc.
02/20/2020	317,296	(4,683)
03/18/2020	34,256	(506)
04/17/2020	231,442	(3,416)
05/19/2020	366,967	(5,416)
07/17/2020	658,786	(9,722)
08/19/2020	587,490	(8,671)
10/19/2020	38,538	(569)
11/18/2020	81,786	(1,207)
12/17/2020	1,309,857	(19,331)
01/20/2021	228,017	(3,365)
02/18/2021	74,935	(1,106)
03/17/2021	203,395	(3,002)
New Jersey Resources Corp.
03/18/2020	8,808	(555)
04/17/2020	116,706	(7,350)
05/19/2020	146,653	(9,236)
07/17/2020	3,964	(250)
08/19/2020	4,404	(277)
11/18/2020	888,287	(55,940)
12/17/2020	313,124	(19,719)
01/20/2021	64,298	(4,049)
02/18/2021	30,828	(1,941)
03/17/2021	48,444	(3,051)
Phillips 66 Partners, LP
02/20/2020	79,925	(5,891)
03/18/2020	6,394	(471)
05/19/2020	12,788	(943)
12/17/2020	6,394	(471)
03/17/2021	36,446	(2,686)
PPL Corp.
02/20/2020	322,650	2,669
03/18/2020	14,340	119

05/19/2020	25,095	208
07/17/2020	518,391	4,287
08/19/2020	103,607	857
11/18/2020	22,586	186
12/17/2020	397,577	3,289
01/20/2021	53,775	445
02/18/2021	28,680	237
03/17/2021	50,190	415
Sempra Energy
03/18/2020	15,414	631
04/17/2020	109,439	4,482
05/19/2020	206,548	8,459
07/17/2020	200,382	8,207
08/19/2020	90,943	3,725
10/19/2020	49,325	2,020
11/18/2020	24,663	1,011
12/17/2020	360,688	14,772
01/20/2021	61,656	2,525
02/18/2021	15,414	631
03/17/2021	46,242	1,894
Shell Midstream Partners, LP
02/20/2020	74,659	(7,783)
03/18/2020	8,968	(935)
05/19/2020	20,178	(2,103)
07/17/2020	6,726	(701)
08/19/2020	6,726	(701)
11/18/2020	5,381	(561)
12/17/2020	724,614	(75,539)
01/20/2021	140,798	(14,678)
02/18/2021	20,178	(2,103)
03/17/2021	123,310	(12,855)
The Williams Companies, Inc.
03/18/2020	16,667	(2,204)
05/19/2020	33,334	(4,408)
07/17/2020	595,012	(78,691)
08/19/2020	224,290	(29,662)
10/19/2020	58,573	(7,746)
11/18/2020	46,430	(6,140)
12/17/2020	759,063	(100,386)
01/20/2021	116,669	(15,429)
02/18/2021	35,715	(4,723)
03/17/2021	104,764	(13,855)
	$16,626,854	$(486,887)

(1) The notional amount represents the U.S. dollar value of the contract as of the day of the opening of the transaction or latest contract reset date.
(2) Amounts include $53,284 of net dividends and financing costs.

EIP Growth and Income Fund
Notes to Schedule of Investments (unaudited)	January 31, 2020

Security Valuation: For purposes of valuing investment securities, readily marketable portfolio securities listed on any exchange or the National Association of Securities Dealers Automated Quotation System (“NASDAQ”) Global Market are valued, except as indicated below, at the last sale price or the NASDAQ Official Closing Price as determined by NASDAQ on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and asked price on such day. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day of which such value is being determined at the close of the exchange representing the principal market for such securities. Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from third party pricing services (“pricing service”). As a result, the net asset value (“NAV”) of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside of the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange (“NYSE”) is closed and an investor is not able to purchase or redeem shares.

Equity securities traded in the over-the-counter (“OTC”) market, but excluding securities trading on the NASDAQ Global Market, are valued at the last sale price in the OTC market if the security is traded on that day, or, if the OTC security does not trade on a particular day, the OTC security is valued at the mean between the last quoted bid and ask prices. Debt securities are priced based upon valuations provided by a pricing service. These pricing services may employ methodologies that utilize actual market transactions, broker-dealer supplied valuation, or other electronic data processing techniques. Such techniques generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. If reliable market quotations are not readily available with respect to a portfolio security held by the Fund, including any illiquid securities, or if a valuation is deemed inappropriate, the fair value of such security will be determined under procedures adopted by the Board of Trustees of the Trust (the “Board”) in a manner designed to fairly reflect a fair market value of the security on the valuation date as described below.

The use of fair value pricing by the Fund indicates that a readily available market quotation is unavailable (such as when the exchange on which a security trades does not open for the day due to extraordinary circumstances and no other market prices are available or when events occur after the close of a relevant market and prior to the close of the NYSE that materially affect the value of an asset) and in such situations the Manager, acting pursuant to policies adopted by the Board, will estimate a fair value of a security using available information. In such situations, the values assigned to such securities may not necessarily represent the amounts which might be realized upon their sale. The use of fair value pricing by the Fund will be governed by valuation procedures adopted by the Trust’s Board, and in accordance with the provisions of the 1940 Act.

Swap agreements are valued utilizing quotes received daily by the Fund’s pricing service. These pricing services may employ methodologies that utilize actual market transactions, broker-dealer supplied valuation, or other electronic data processing techniques.

Fair Value Measurement: The inputs and valuation techniques used to measure fair value of the Fund’s net assets are summarized into three levels as described in the hierarchy below:

• Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, evaluation pricing, etc.)
• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the values of each investment in each level as of January 31, 2020 is as follows:

			Level 2	Level 3
	Total	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	01/31/2020	Price	Inputs	Inputs
ASSETS
Master Limited Partnerships	$57,542,679	$57,542,679	$–	$–
United States Common Stock	61,672,499	61,672,499	–	–
Canadian Common Stock	28,183,643	28,183,643	–	–
United States Treasury Obligations	15,835,732	–	15,835,732	–
Short Term Investments	16,268,863	16,268,863	–	–
Other Financial Instruments*
Equity Contracts - Swaps	193,036	–	193,036	–
Total	$179,696,452	$163,667,684	$16,028,768	$–
LIABILITIES
Other Financial Instruments*
Equity Contracts - Swaps	$(679,923)	$–	$(679,923)	$–
Securities Sold Short	(15,689,209)	–	(15,689,209)	–
Total	$(16,369,132)	$–	$(16,369,132)	$–

*Other Financial Instruments are not reflected in the Schedule of Investments, such as swaps which are reflected at the unrealized appreciation (depreciation) on the instrument, while the securities sold short are reflected at value.

For further information regarding security characteristics, see the Schedule of Investments.

At the end of each calendar quarter, management evaluates the Level 2 and Level 3 securities, if applicable, for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from pricing services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the Level 1 and Level 2 securities on a quarterly basis for changes in listings or delistings on national exchanges. Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period.

Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

MLP Common Units: Master Limited Partnership (“MLP”) common units represent limited partnership interests in the MLP. Common units are generally listed and traded on U.S. securities exchanges or OTC with their value fluctuating predominantly based on the success of the MLP. Unlike owners of common stock of a corporation, owners of MLP common units have limited voting rights and have no ability to annually elect directors. MLPs generally distribute all available cash flow (cash flow from operations less maintenance capital expenditures) in the form of quarterly distributions. Common unit holders have first priority to receive quarterly cash distributions up to the minimum quarterly distribution and have arrearage rights. In the event of liquidation, common unit holders have preference over subordinated units, but not debt holders or preferred unit holders, to the remaining assets of the MLP.

Restricted Cash: Restricted cash includes amounts required to be segregated with the Fund’s custodian or counterparties as collateral for the Fund’s derivatives and securities sold short as shown on the Schedule of Investments. Segregated cash collateral is recorded at its carrying amount which represents fair value.

Short Sales of Securities:The Fund is engaging in short sales of U.S. Treasury securities in order to hedge the Fund’s exposure to increases in interest rates. The Fund may also engage in short sale transactions of equity and other fixed-income securities for investment, speculative, and hedging purposes. To effect such a transaction, the Fund must borrow the security it sells short (such as a U.S. Treasury security) to make delivery of that security to the buyer. The Fund is then obligated to replace, or cover, the security borrowed by purchasing it at the market price at or prior to the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to repay the lender any dividends or interest that accrues during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The net proceeds of the short sale will be retained by the lender, to the extent necessary to meet the margin requirements, until the short position is closed out.

The Fund will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund's maximum bond price risk under a short bond arrangement is theoretically unlimited. The Fund generally will realize a gain if the price of the security declines in price between those dates.

Disclosures about Derivative Instruments and Hedging Activities: The following is a table summarizing the fair value of derivatives held at January 31, 2020 by primary risk exposure:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments
	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Equity Contracts - Swaps	Appreciation on swaps	$193,036	Depreciation on swaps	$679,923
Total		$193,036		$679,923

Futures Contracts: The Fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may purchase or sell futures contracts to hedge against foreign currency exchange risk or for any other purpose permitted by applicable law. The purchase of futures contracts may be more efficient or cost effective than actually buying the underlying securities or assets. A futures contract is an agreement between two parties to buy and sell an instrument at a set price on a future date and is exchange-traded. Upon entering into a futures contract, the Fund is required to pledge to the counterparty an amount of cash, U.S. Government securities or other high-quality debt securities equal to the minimum “initial margin” requirements of the exchange or the broker. Pursuant to a contract entered into with a futures commission merchant, the Fund agrees to receive from or pay to the firm an amount of cash equal to the cumulative daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The Fund will cover its current obligations under futures contracts by the segregation of liquid assets or by entering into offsetting transactions or owning positions covering its obligations. The risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities or assets. During the three months ended January 31, 2020, the Fund held no futures contracts where the underlying currency is long. The Fund’s maximum foreign currency exchange rate risk on those futures contracts where the underlying currency is long is an amount equal to the notional amount of the related contracts. The Fund’s maximum foreign currency exchange rate risk on those futures contracts where the underlying currency is short is theoretically unlimited. However, if effectively hedged, any loss would be offset in unrealized foreign currency gains of securities denominated in the same currency. For the three months ended January 31, 2020 the Fund did not transact in futures contracts.

Currency Hedging Transactions: The Fund may engage in certain transactions intended to hedge the Fund’s exposure to currency risks, including without limitation buying or selling options or futures, entering into forward foreign currency contracts, currency swaps or options on currency and currency futures and other derivative transactions. Hedging transactions can be expensive and have risks, including the imperfect correlation between the value of such instruments and the underlying assets, the possible default of the other party to the transaction or illiquidity of the derivatives instruments.

Foreign Currency Translations: The accounting records of the Fund are maintained in U.S. dollars. The Fund may purchase securities that are denominated in foreign currencies. Investment securities and other assets and liabilities denominated in foreign currency are translated into U.S. dollars at the current exchange rates. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the exchange rates on the dates of the respective transactions.

Although the net assets of the Fund are calculated using the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the holding of foreign currencies, currency gains or losses realized between the trade date and settlement date on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid.

Swap Agreements: The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may enter into swap agreements as a substitute for purchasing equity securities of issuers in the Energy Industry to achieve the same exposure as it would by engaging in short sales transactions of energy securities, to hedge its currency exposure or for any other purpose permitted by applicable law. The Energy Industry is defined as enterprises connected to the exploration, development, production, gathering, transportation, processing, storing, refining, distribution, mining or marketing of natural gas, natural gas liquids (including propane), crude oil, refined petroleum products, electricity, coal or other energy sources. A swap is a financial instrument that typically involves the exchange of cash flows between two parties on specified dates (settlement dates) where the cash flows are based on agreed-upon prices, rates, etc. In a typical equity swap agreement, one party agrees to pay another party the return on a security or basket of securities in return for a specified interest rate. By entering into swaps, the Fund can gain exposure to a security without actually purchasing the underlying asset. Swap agreements involve both the risk associated with the investment in the security as well as the risk that the performance of the security, including any dividends, will not exceed the interest that the Fund will be committed to pay under the swap. Swaps are individually negotiated. Swap agreements may increase or decrease the overall volatility of the investments of the Fund and its net asset value. The performance of swap agreements may be affected by a change in the specific interest rate, security, currency, or other factors that determine the amounts of payments due to and from the Fund. The Fund will cover its current obligations under swap agreements by the segregation of liquid assets or by entering into offsetting transactions or owning positions covering its obligations. A swap agreement would expose the Fund to the same equity price risk as it would have if the underlying equity securities were purchased. The regulation of swaps and futures transactions in the United States is a rapidly changing area of law and is subject to modification by government and judicial action. The effect of any future regulatory change on the Fund is impossible to predict, but could be substantial and adverse. Gain or loss is recognized when the equity swap position is sold or when the contract resets.

The Fund’s maximum equity price risk to meet its future payments under long swap agreements outstanding as of January 31, 2020 is equal to the total notional amount as shown on the Schedule of Investments. The Fund’s maximum equity price risk to meet its future payments under short swap agreements outstanding is theoretically unlimited. For the three months ended January 31, 2020, the average volume of long Total Return Equity Swaps was $15,606,208 based on the monthly notional amount. For the three months ended January 31, 2020, the Fund did not transact in short Total Return Equity Swaps. The notional amount represents the U.S. dollar value of the contracts as of the day of the opening of the transaction or latest contract reset date.

For more information on significant accounting policies, see the most recent annual report filed with the Securities and Exchange Commission.

Item 2. Controls and Procedures.

(a)
The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d- 15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                EIP Investment Trust

By (Signature and Title)            /s/ James Murchie
James Murchie, Principal Executive Officer/President

Date        03/11/2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)            /s/ James Murchie
James Murchie, Principal Executive Officer/President

Date        03/11/2020

By (Signature and Title)            /s/ Bruno Dos Santos
Bruno Dos Santos, Treasurer and Principal Financial and Accounting Officer

Date        03/11/2020